Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Foreign currency translation
Balance at beginning of period	$ 4.7		$ 3.5		$ 3.5
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation gain (loss)	0		(1.1)		1.2		0.7		(0.7)
Balance at end of period	4.7		2.4		4.7		3.5
Cash flow hedges
Balance at beginning of period	18.3		31.7		31.7
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Gains (losses) arising in period	1.9		(3.0)		3.5		6.3		(21.0)
Income tax expense (benefit)	0		0		1.3				(8.0)
Gains (losses) arising in period, net of tax	1.9		(3.0)		2.2
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	(2.7)		(3.9)		(25.2)		36.3		4.0
Income tax (expense) benefit	0		0		(9.6)	[1]			1.5
Net amount of reclassification of losses (gains) to net income (loss)	(2.7)		(3.9)		(15.6)
Total other comprehensive income (loss), net of tax	(0.8)		(6.9)		(13.4)
Balance at end of period	17.5		24.8		18.3		31.7
Unrealized holding gains (losses) on securities
Balance at beginning of period	0.4		0.3		0.3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Unrealized holding gains (losses) arising in period	0		0.1		0.2		0.9		(0.5)
Income tax expense (benefit)	0		0		0.1				(0.2)
Unrealized holding gains (losses) arising in period, net of tax	0		0.1		0.1
Balance at end of period	0.4		0.4		0.4		0.3
Pension and OPEB Plans
Balance at beginning of period	300.0		(34.4)		(34.4)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Prior service credit (cost) arising in period					(6.1)		83.9		(20.6)
Gains (losses) arising in period	(5.3)		0
Gains (losses) arising in period					422.3		(240.4)		(319.4)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax					416.2
Income tax expense (benefit)	0		0		50.3
Gains (losses) arising in period, net of tax	(5.3)		0		365.9
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)	(17.3)		(19.1)		(76.2)	[2]	(71.1)	[2]	(58.5)	[2]
Reclassification of actuarial (gains) losses included in net income (loss)	(0.8)		7.3		25.3	[2]	181.8	[2]	272.0	[2]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	(18.1)		(11.8)		(50.9)
Income tax (expense) benefit	0		0		(19.4)	[1]
Amount of reclassification to net income (loss), net of tax	(18.1)		(11.8)		(31.5)
Total other comprehensive income (loss), net of tax	(23.4)		(11.8)		334.4
Balance at end of period	276.6		(46.2)		300.0		(34.4)
Sales [Member] | Hot roll carbon steel coils [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	0	[3]	(0.4)	[3]
Cost of Products Sold [Member] | Other Contract [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	(2.7)	[4]	(3.5)	[4]
Pension and OPEB Expense (Income) [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)	(17.3)	[5]	(19.1)	[5]
Reclassification of actuarial (gains) losses included in net income (loss)	(0.8)	[5]	7.3	[5]
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)					(25.2)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Sales [Member] | Hot roll carbon steel coils [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)					(0.4)	[6]
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Cost of Products Sold [Member] | Other Commodity Contracts [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)					$ (24.8)	[7]

[1]	Amounts are included in income tax expense (benefit) on the Consolidated Statements of Operations.
[2]	Amounts are included in pension and OPEB expense (income) on the Consolidated Statements of Operations.
[3]	Amounts are included in net sales on the Condensed Consolidated Statements of Operations.
[4]	Amounts are included in cost of products sold on the Condensed Consolidated Statements of Operations.
[5]	Amounts are included in pension and OPEB expense (income) on the Condensed Consolidated Statements of Operations.
[6]	Amounts are included in net sales on the Consolidated Statements of Operations.
[7]	Amounts are included in cost of products sold on the Consolidated Statements of Operations.